Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

6.	Subsequent Events

In September 2021, MKD received USD 2.8 million in gross proceeds from Waichun logistics technology and USD 15 million in gross proceeds via a registered direct offering for the purchase and sale of (i) common units, consisting of one American Depository Share, or ADS and one warrant to purchase one ADS and (ii) pre-funded units, consisting of one pre-funded warrant to purchase one ADS and one warrant to purchase one ADS.